RECOVERABLE TAXES (Tables)	6 Months Ended
Jun. 30, 2023
RECOVERABLE TAXES
Schedule of recoverable taxes

	June 30,	December 31,
	2023	2022
IRPJ/CSLL – prepayments and withheld taxes	328,747	179,812
PIS/COFINS – on acquisitions of property, plant and equipment (1)	87,955	89,334
PIS/COFINS – operations	615,322	523,970
PIS/COFINS – exclusions from ICMS (2)	458,319	570,945
ICMS – on acquisitions of property, plant and equipment (3)	358,999	167,286
ICMS – operations (4)	1,446,388	1,423,375
Reintegra program (5)	76,549	65,971
Other taxes and contributions	39,690	39,057
Provision for loss on ICMS credits (6)	(1,306,768)	(1,103,807)
	2,105,201	1,955,943

Current	747,847	549,580
Non-current	1,357,354	1,406,363

1)	Social Integration Program (“PIS”) and Social Security Funding Contribution (“COFINS”): Credits whose realization is based on the years of depreciation of the corresponding asset.
2)

The Company and its subsidiaries filed lawsuits over the years seeking the exclusion of ICMS from the PIS and COFINS contribution tax basis, in relation to certain transactions during various periods from March 1992, details on the initial recognition were disclosed in the financial statements of December 31, 2021.

3)

Tax on Sales and Services (“ICMS”): Credits from the acquisition of property, plant and equipment are recovered on a straight-line basis over a four-year period, from the acquisition date, in accordance with the relevant regulation, the ICMS Control on Property, Plant and Equipment (“CIAP”).

4)

ICMS credits accrued due to the volume of exports and credit generated from product import transactions: Credits are concentrated in the States of Espírito Santo, Maranhão, Mato Grosso do Sul e São Paulo, where the Company realizes the credits through the sale of credits to third parties, after approval from the State Ministry of Finance of each State. Credits are also being realized through the consumption of consumer goods (tissue) transactions in the domestic market.

5)

Special Regime of Tax Refunds for Export Companies (“Reintegra”): Reintegra is a program that aims to refund the residual costs of taxes paid throughout the export chain to taxpayers, to make them more competitive in foreign markets.

6)	Related to provisions for ICMS credit balances that are not probable to be recovered.

Schedule of changes in provision for loss

	ICMS
	June 30,	December 31,
	2023	2022
Opening balance	(1,103,807)	(1,064,268)
Addition (1)	(217,782)	(221,903)
Write-off		18,464
Reversal	14,821	163,900
Closing balance	(1,306,768)	(1,103,807)

1)

Refers, substantially, to the accumulated ICMS credits of the state of Mato Grosso do Sul, arising from the construction operations of the Cerrado Project, and of the state of Espirito Santo, of the accumulated credits due to the volume of exports.